NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE [Abstract]
NET INCOME PER SHARE

(13) NET INCOME PER SHARE

Potentially dilutive securities that could dilute basic net income per share include stock options and performance units granted to employees, directors and non-employees and stock warrants granted to non-employees.

Basic and diluted net income per share has been calculated as follows:

	For the year ended December 31,
	2010	2011	2012
Net income	20,628,408	39,270,319	471,278
Denominator for basic net income per share:
Weighted average number of shares outstanding	48,377,733	60,455,723	68,833,132
Dilutive effect of stock options	2,753,096	1,528,097	478,827
Dilutive effect of performance units	524,319	314,211	130,579
Dilutive effect of warrants	108	110	42
Denominator for diluted net income per share:	51,655,256	62,298,141	69,442,580
Basic net income per share	0.43	0.65	0.01
Diluted net income per share	0.40	0.63	0.01